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Royce ISI Prospectus | Royce Financial Services Fund
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Supplement [Text Block]	ck0000709364_SupplementTextBlock

The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares
Prospectus Dated May 1, 2015

Royce Financial Services Fund
(to be renamed Royce Global Financial Services Fund effective June 15, 2015)
Royce European Smaller-Companies Fund
(to be renamed Royce European Small-Cap Fund effective June 15, 2015)
Royce Global Value Fund
Royce International Smaller-Companies Fund
(to be renamed Royce International Small-Cap Fund effective June 15, 2015)

 Royce International Micro-Cap Fund
Royce International Premier Fund

The Board of Trustees of The Royce Fund recently approved:

•	name and related investment policy changes for each of Royce Financial Services Fund, Royce European Smaller-Companies Fund, and Royce International Smaller-Companies Fund, such changes to become effective as of June 15, 2015; and
•	contractual investment advisory fee rate reductions for each of Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce International Smaller-Companies Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund, such fee rate reductions to become effective as of July 1, 2015.

The operations of the above-listed Funds will not change except as specifically described below.

I. Royce Financial Services Fund

Royce Financial Services Fund will be renamed Royce Global Financial Services Fund, effective June 15, 2015.

Risk/Return [Heading]	rr_RiskReturnHeading	Royce Financial Services Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
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Effective June 15, 2015, the second sentence in the second paragraph in this section is deleted in its entirety and replaced with the following:

Although the Fund invests in securities of U.S. companies, it may invest up to 50% of its net assets (measured at the time of investment) in foreign securities.